Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 6. Other Assets

Other assets as of September 30, 2022 and December 31, 2021 are summarized as follows:

	September 30,	December 31,
	2022	2021
Acquisition (see Note 5)	$-	$472,701
Intangibles	55,426	-
Deposits on machinery and molds (see Note 15)	111,013	-
Other	22,262	57,162
	$188,701	$529,863

Intangibles are related to the Asset Acquistion (see Note 5) that occurred in July 2022. Intangibles, as of September 30, 2022, consist of an acquired workforce and permits. Amortization for the three and nine months ended September 30, 2022 was $3,136.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(Unaudited)

Note 5. Other Assets

Other assets as of December 31, 2021 and 2020 are summarized as follows:

	2021	2020
Acquisition (see below)	$472,701	$75,000
Assembly machine (see Note 4)	-	295,600
Other (see Note 13)	57,162	-
	$529,863	$370,600

Acquisition Agreement

In June 2020, the Company entered into a Share Purchase Agreement (“Agreement”) and amendments to the Agreement through February 28, 2022, collectively, the Agreements, to purchase either the stock or certain assets of a manufacturing facility for $2.5M in cash, plus additional consideration of 28,571 shares of common stock with a fair market value of $7.00 and 35,714 stock options with an exercise price of $7.00. At December 31, 2021, the fair market value of the common stock of $200,000 and the vested options of $122,701 is included in Other Assets, The Agreements provided the Company various periods for due diligence and post due diligence, requirements for escrow payments of $150,000 and a closing date no later than April 15, 2022 (“Closing Date”).

As of December 31,2021 and 2020, the Company has paid $150,000 and $75,000, respectively in escrow payments, which is recorded in Other Assets. The escrow payments may be forfeited upon: the occurrence of any damage to the assets caused by the actions of the Company; the occurrence of any debt on the books of the seller as a result of an expense initiated by the Company; any failure by the Company to fund the Operating Costs; and any material breach by the Company of its obligations under this Agreement that causes any financial damage to either the seller or the assets. On the Closing Date, the Escrow balances will be applied to the final payment due the Sellers.

Through the Closing Date, the Agreements provide the Company with the exclusive use of the facility in exchange for payment of the facility’s operating costs. The monthly fee (“Operating Costs”), which primarily covers the facility’s operating costs, is mainly comprised of the seller’s workforce costs, materials and other recurring monthly operating costs.

The payment of the Operating Costs does not provide the Company with rights associated with a rent agreement. As a result, the payment of operating costs was concluded not to be in substance a lease agreement, and therefore no right-of-use asset or lease liability were recognized. During 2021 and 2020, the Company had remitted $850,000 and $345,000, respectively for the aforementioned Operating Costs. These costs were included in research and development expense in the statement of operations and comprehensive loss as the activities at the facility in 2021 and 2020 were related to design and testing of the Company’s products.

SHARPS TECHNOLOGY, INC.

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2021 AND 2020